Schedule of prepayment and other current assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	$ 167,677	$ 3,796,033
Deposit	86,102	38,552
Total	$ 253,779	$ 3,834,585